Long-term Debt and Capital Lease Obligations	6 Months Ended	9 Months Ended
	Jun. 30, 2013	Sep. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

In addition, at September 30, 2013 and December 31, 2012, the Company had letters of credit outstanding in the amount of $10,615 and $77,188, respectively, under the revolving credit facility, which are not included above as part of the balance outstanding, but reduce the available borrowings under the revolving credit facility.

Accounts Receivable Facility Letters of Credit

The Company also had letters of credit outstanding under the accounts receivable facility in the amount of $65,622 as of September 30, 2013. These letters of credit are not included above as part of the balance outstanding at September 30, 2013; however, they reduce available borrowings under the accounts receivable facility.

6. Long-Term Debt and Capital Lease Obligations and Long-Term Debt from Related Parties

At September 30, 2013 and December 31, 2012, long-term debt and capital lease obligations and long-term debt from related parties consisted of the following:

	September 30, 2013	December 31, 2012

2012 Credit Agreement	$2,869,194	$2,659,340
Senior Notes	4,786,706	4,743,442
Euro Notes	45,579	51,951
European Investment Bank Agreements	189,070	324,334
Accounts receivable facility	199,000	162,000
Capital lease obligations	23,171	15,618
Other	131,144	163,802
Long-term debt and capital lease obligations	8,243,864	8,120,487
Less current maturities	(471,561)	(334,747)
Long-term debt and capital lease obligations, less current portion	7,772,303	7,785,740
Long-term debt from related parties	-	56,174
Long-term debt and capital lease obligations and long-term debt from related parties	$7,772,303	$7,841,914

2012 Credit Agreement

The following table shows the available and outstanding amounts under the 2012 Credit Agreement at September 30, 2013 and at December 31, 2012:

	Maximum Amount Available September 30, 2013		Balance Outstanding September 30, 2013

Revolving Credit USD	$600,000	$600,000	$49,094	$49,094
Revolving Credit EUR	€500,000	$675,250	€200,000	$270,100
Term Loan A	$2,550,000	$2,550,000	$2,550,000	$2,550,000
		$3,825,250		$2,869,194

	Maximum Amount Available December 31, 2012		Balance Outstanding December 31, 2012

Revolving Credit USD	$600,000	$600,000	$59,340	$59,340
Revolving Credit EUR	€500,000	$659,700	€-	$-
Term Loan A	$2,600,000	$2,600,000	$2,600,000	$2,600,000
		$3,859,700		$2,659,340